Schedule of Investments
November 30, 2020 (unaudited)
The Texas Fund

			Shares or Principal
Security Description			Amount ($)	Fair Value ($)(1)

Common Stocks - 98.21%

Automobiles & Components - 1.48%
XPEL, Inc. (2)			3,940	149,247

Automotive - 0.16%
Velodyne Lidar, Inc.			1,000	15,920

Banks - 10.82%
Allegiance Bancshares, Inc.			3,517	111,348
Cadence Bancorp. Class A			1,480	32,486
CBTX, Inc.			7,116	99,197
Comerica, Inc.			783	38,524
Cullen/Frost Bankers, Inc.			1,270	106,566
First Financial Bankshares, Inc.			1,411	47,156
Hilltop Holdings, Inc.			4,356	104,936
Independent Bank Group, Inc.			2,118	118,841
International Bancshares Corp.			2,746	88,998
Prosperity Bancshares, Inc.			802	50,390
Texas Capital Bancshares, Inc. (2)			2,548	142,433
Triumph Bancorp, Inc. (2)			1,067	48,484
Veritex Holdings, Inc.			4,583	99,405

				1,088,764

Capital Goods - 11.26%
Alamo Group, Inc.			641	86,997
AZZ, Inc.			1,204	53,686
Builders FirstSource, Inc. (2)			2,034	76,092
Comfort Systems USA, Inc.			1,550	78,104
Cornerstone Building Brands, Inc. (2)			9,293	81,221
CSW Industrials, Inc.			120	12,875
Encore Wire Corp.			2,171	112,176
IES Holdings, Inc. (2)			1,859	68,560
Jacobs Engineering Group, Inc.			755	81,419
Primoris Services Corp.			1,200	29,100
Quanex Building Products Corp.			5,445	112,167
Rush Enterprises, Inc. Class A			4,320	165,586
Textron, Inc.			2,133	96,198
Trinity Industries, Inc.			3,473	79,358

				1,133,539

Chemicals - 7.97%
Celanese Corp. Series A			903	116,785
Huntsman Corp.			4,378	108,443
Kraton Corp. (2)			7,028	189,756
Kronos Worldwide, Inc.			7,618	104,748
Orion Engineered Carbons SA (2)			7,790	121,212
Valhi, Inc.			2,075	32,288
Westlake Chemical Corp.			1,716	128,957

				802,189

Commercial & Professional Services - 2.73%
Copart, Inc. (2)			1,123	129,650
Waste Management, Inc.			1,215	144,743

				274,393

Construction Materials - 0.69%
Eagle Materials, Inc.			620	56,414
Forterra, Inc.			713	13,226

				69,640

Consumer Durables & Apparel - 4.81%
Callaway Golf Co. (2)			8,916	189,465
D.R. Horton, Inc. (2)			932	69,434
Green Brick Partners, Inc. (2)			7,183	156,374
LGI Homes, Inc. (2)			639	69,044

				484,317

Consumer Services - 2.46%
Brinker International, Inc. (2)			2,020	101,222
Dave & Buster's Entertainment, Inc. (2)			1,956	49,526
Service Corp International			1,009	49,078
Six Flags Entertainment Corp. (2)			1,566	48,123

				247,949

Diversified Financials - 4.48%
Main Street Capital Corp.			1,161	36,165
Sixth Street Specialt Lending, Inc.			2,756	56,801
Texas Pacific Land Trust (2)			316	192,735
The Charles Schwab Corp.			1,206	58,829
Victory Capital Holdings, Inc.			5,162	105,976

				450,506

Energy - 0.73%
Marathon Petroleum Corp.			1,879	73,056

Energy Equipment & Services - 1.20%
Archrock, Inc.			4,404	34,219
Cactus, Inc. Class A			1,443	33,478
Select Energy Services, Inc. Class A (2)			12,532	53,010

				120,707

Engineering & Construction - 1.26%
Arcosa, Inc.			2,442	126,715

Food, Beverage & Tobacco - 4.03%
Darling Ingredients, Inc. (2)			5,213	251,684
Keurig Dr. Pepper, Inc.			3,609	109,894
Vital Farms, Inc. (2)			1,489	44,134

				405,712

Gas Utilities - 1.04%
Atmos Energy Corp.			1,089	104,424

Health Care Equipment & Services - 3.12%
Atrion Corp.			95	57,000
HMS Holdings Corp. (2)			3,470	109,027
McKesson Corp.			657	118,201
Orthofix Medical, Inc. (2)			800	29,408

				313,636

Insurance - 1.74%
Globe Life, Inc.			606	56,419
Stewart Information Service Corp.			2,830	118,492

				174,911

Integrated Oil & Gas - 1.88%
Exxon Mobil Corp.			3,978	151,681
Occidental Petroleum Corp.			2,412	38,013

				189,694

Leisure Products - 0.59%
YETI Holdings, Inc. (2)			940	59,380

Machinery-Diversified - 0.49%
Flowserve Corp. (2)			1,441	49,109

Media - 0.70%
Cinemark Holdings, Inc. (2)			4,573	70,653

Oil & Gas Drilling - 0.68%
Patterson-UTI Energy, Inc.			15,855	68,335

Oil & Gas Equipment Services - 2.87%
Dril-Quip, Inc. (2)			1,336	37,969
Halliburton Co.			2,199	36,481
Oceaneering International, Inc. (2)			5,236	31,783
ProPetro Holding Corp. (2)			7,264	41,913
Schlumberger Ltd.			5,593	116,279
Solaris Oilfield Infrastructure, Inc. Class A			3,686	24,770

				289,195

Oil & Gas Exploration & Production - 3.83%
ConocoPhillips			4,588	181,501
Diamonback Energy, Inc.			915	36,563
EOG Resources, Inc.			420	19,690
Matador Resources Co. (2)			3,725	37,921
Parsley Energy, Inc. Class A			5,288	66,259
Pioneer Natural Resources Co.			435	43,752

				385,686

Oil & Gas Refining & Marketing - 1.97%
CVR Energy, Inc. (2)			1,633	23,091
HollyFrontier Corp.			1,083	25,331
Phillips 66			1,195	72,393
Valero Energy Corp.			1,442	77,536

				198,351

Oil & Gas Storage & Transportation - 2.49%
Cheniere Energy, Inc. (2)			1,749	99,151
EnLink Midstream LLC			16,447	60,854
Kinder Morgan, Inc.			1,365	19,628
Targa Resources, Inc.			3,000	70,500

				250,133

Oil, Gas & Coal - 0.06%
Callon Petroleum Co. (2)			678	6,448

Oil, Gas & Consumable Fuels - 0.64%
Brigham Minerals, Inc. Class A			3,950	41,159
Magnolia Oil & Gas Corp. Class A (2)			3,785	23,656

				64,815

Pharmaceuticals, Biotechnology & Life Science - 1.43%
Castle Biosciences, Inc. (2)			836	39,760
Lexicon Pharmaceuticals, Inc. (2)			20,576	31,481
Reata Pharmaceuticals, Inc. Class A (2)			477	72,862

				144,103

Real Estate Management & Development - 0.79%
Forestar Group, Inc. (2)			4,089	79,572

Retail & Whsle - Discertionary - 0.45%
Academy Sports & Outdoors, Inc. (2)			2,767	45,517

Retailing - 3.77%
At Home Group, Inc. (2)			7,325	138,736
Core-Mark Holding Co., Inc.			1,360	42,418
GameStop Corp. Class A (2)			5,464	90,484
The Michaels Cos., Inc. (2)			10,885	107,653

				379,291

Semiconductors & Semiconductor Equipment - 3.30%
Cirrus Logic, Inc. (2)			930	74,493
Diodes, Inc. (2)			1,732	117,707
Texas Instruments, Inc.			869	140,126

				332,326

Software & Services - 11.09%
BigCommerece Holdings, Inc. Series 1 (2)			866	69,852
Blucora, Inc. (2)			1,849	24,111
Digital Turbine, Inc. (2)			9,375	421,687
KBR, Inc.			3,378	93,807
Match Group, Inc. Class A (2)			801	111,507
Rackspace Technology, Inc. (2)			1,361	24,444
Sabre Corp.			6,693	75,296
SailPoint Technologies Holding, Inc. (2)			2,797	130,228
SolarWinds, Inc. (2)			2,503	57,269
Tyler Technologies, Inc. (2)			71	30,360
Upland Software, Inc. (2)			1,700	77,775

				1,116,336

Technology Hardware & Equipment - 0.06%
Benchmark Electronic, Inc.			231	5,618

Transportation - 0.53%
Kirby Corp. (2)			1,059	53,585

Utilities - 0.59%
Sunnova Energy International, Inc. (2)			1,468	59,469

Total Common Stock			(Cost $ 8,556,387)	9,883,241

Real Estate Investment Trust - 1.15%

Real Estate Investment Trust - 1.15%
The Howard Hughes Corp. (2)			1,586	115,350

Total Warrants			(Cost $ 115,865)	115,350

Warrants - 0.02%

Insurance - 0.02%
Occidental Petroleum Corp Warrants Expires August 3, 2027 (2)			301	1,547

Total Warrants			(Cost $ 0)	1,547

Money Market Registered Investment Companies - 0.11%

Federated Hermes Government Obligations Fund - Institutional Class, 0.01%			11,062	11,062

Total Money Market Registered Investment Companies			(Cost $ 11,062)	11,062

Total Investments - 99.98%			(Cost $ 8,950,624)	10,060,920

Other Assets less Liabilities - 0.02%				2,434

Total Net Assets - 100.00%				10,063,354

Purchased Options - 0.49%

	Long (Short)		Notional Value of	Fair
	Contracts+	Expiration Date	Contracts ($) **	Value ($)
Call Options (2)
iShares 20+ Treasury Bond ETF, Strike $162.00	100	1/15/2021	1,620,000	21,700
SPDR S&P Oil & Gas Exploration & Production ETF, Strike $18.00	300	1/15/2021	540,000	300
VanEck Gold Miners, Strike $43.00	300	12/18/2020	1,290,000	1,200
VanEck Gold Miners, Strike $40.00	500	1/15/2021	2,000,000	23,000

	1200		5,450,000	46,200

Put Options (2)
Invesco QQQ Trust Series 1, Strike $260	80	12/18/2020	2,080,000	3,520

	80		2,080,000	3,520

Total Options			(Cost $ 267,310)	49,720

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund's assets carried at fair value:

			Investments in	Other Financial
Valuation Inputs			Securities	Instruments
Level 1 - Quoted Prices			$10,060,920	$-
Level 2 - Other Significant Observable Inputs			-	-
Level 3 - Significant Unobservable Inputs			-	-
Total			$10,060,920	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) 7-day yield as of November 30, 2020.

**The notional amount is calculated by multiplying outstanding contracts by the exercise price by 100 at November 30, 2020.
+ Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.